Prepayments and other assets - Other assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other assets
Long-term rental deposits	¥ 78,548		¥ 75,954
Contract assets	53,339		58,288
VAT recoverable			6,744
Prepayments for purchase of property and equipment	15,676		349
Subtotal	147,563		141,335
Less: allowance for doubtful accounts	(11,938)
Total	¥ 135,625	$ 18,590	¥ 141,335